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          PUTNAM HARTFORD CAPITAL MANAGER PLUS (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT TEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-91929



     SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED MAY 3, 2004


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              SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS


The following disclosure is added under the sub-section "Other Information" under the Section "The Hartford's Principal First and The Hartford's Principal First Preferred":

         "The Hartford's Principal First or The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary."


 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5111